Other (Expense) Income	6 Months Ended
Jun. 30, 2021
Other Nonoperating Income [Abstract]
Other Nonoperating Income and Expense [Text Block]	Other (Expense) Income
The components of other (expense) income are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Foreign exchange (loss) gain	(625)	(87)	(13)	1,048
Other (expense) income	(593)	1,027	(462)	1,035
Total	(1,218)	940	(475)	2,083